CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Hman Group holdings Inc and subsidiaries
Allowance for accounts receivable	$ 2,586	$ 2,395	$ 1,891
Accumulated depreciation	260,692	236,031	179,791
Accumulated amortization	$ 322,230	$ 291,434	$ 232,060
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock authorized		200,000	200,000
Preferred stock issued	0	0	0
Preferred stock outstanding	0	0	0
Common stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock authorized	1,800,000	1,800,000	1,800,000
Common stock issued	558,179	556,444	548,040
Common stock outstanding	558,179	556,444	548,040
Treasury stock ( in shares)	4,740	4,740	4,740